Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill, Intangibles, and Other Long-lived Assets
Goodwill and Indefinite-lived Intangible Assets – Goodwill and indefinite-lived intangible assets are reviewed for impairment annually, utilizing the two-step approach, in the fourth fiscal quarter and whenever events or changes in circumstances indicate the carrying value may not be recoverable. The first step requires the determination of the fair value of the reporting unit compared to the book value of that reporting unit. If the book value exceeds the fair value, a second step impairment test is required to measure the amount of impairment.
Implied fair value of goodwill is determined by considering both the income and market approach. Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. We base our fair value estimates on assumptions we believe to be reasonable but that are inherently uncertain.
Intangible Assets - Definite-Lived – We review definite-lived intangible assets for recoverability whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. If the estimated undiscounted cash flows are less than the carrying amount of such assets, we recognize an impairment loss in an amount necessary to write-down the assets to fair value as estimated from expected future discounted cash flows. Estimating the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. We base our fair value estimates on assumptions we believe to be reasonable, but that are inherently uncertain. Definite-lived intangible assets are amortized on a straight-line basis over the estimated life of the asset.
Long-lived Assets – We review long-lived assets for recoverability whenever events or changes in circumstances indicate that carrying amounts of an asset group may not be recoverable. Our asset groups are established by determining the lowest level of cash flows available. If the estimated undiscounted cash flows are less than the carrying amounts of such assets, we recognize an impairment loss in an amount necessary to write-down the assets to fair value as estimated from expected future discounted cash flows. Estimating the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. We base our fair value estimates on assumptions we believe to be reasonable, but that are inherently uncertain.
Impairment Indicators – Factors that may be considered a change in circumstances indicating that the carrying amount of our goodwill or intangible assets may not be recoverable include slower growth rates in our markets, reduced expected future cash flows and a decline in stock price and market capitalization. We consider available current information when calculating our impairment charge. If there are indicators of impairment, our long-term cash flow forecasts for our operations deteriorate or discount rates increase, we may be required to recognize additional impairment charges in later periods. In light of our higher than expected losses in the recent quarters, expected losses going forward, and recent cash flow deficits, we determined that an impairment indicator existed. Accordingly, based upon revised revenue assumptions and projected cash flows we recorded an impairment of approximately $0.1 million to our goodwill, approximately $3.0 million relating to our indefinite-lived ONEIDA® tradename in the Canadian consumer segment and Web business, and $0.1 million relating to definite-lived tradename licenses as the carrying value exceeded the fair value. During the three months ended June 30, 2014 we recorded an impairment of our long-lived assets of approximately $1.7 million relating to our Oneida, NY, Office building.
Our goodwill and intangible assets were comprised of the following (in thousands):

	June 30, 2014
	Weighted-Average Amortization Period	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,558	$(106)	$—	$8,452
Other intangible assets:
Oneida/Viners trademark/tradenames	Indefinite	$21,655	$(3,000)	$—	$18,655
Other trademarks/tradenames	7.9 years	2,204	—	(669)	1,535
Tradename licenses	7.5 years	21,984	(110)	(8,174)	13,700
Customer relationships	13.1 years	12,229	—	(2,527)	9,702
Technology	14 years	126	—	(60)	66
		$58,198	$(3,110)	$(11,430)	$43,658

	December 31, 2013
	Weighted-Average Amortization Period	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$—	$8,559
Other intangible assets:
Oneida/Viners trademark/tradenames	Indefinite	$21,948	$—	$—	$21,948
Other trademarks/tradenames	9.2 years	1,856	—	(422)	1,434
Tradename licenses	7.5 years	21,985	—	(6,695)	15,290
Customer relationships	13.1 years	12,229	—	(2,059)	10,170
Technology	14 years	126	—	(55)	71
		$58,144	$—	$(9,231)	$48,913

The changes in the gross carrying value of our intangible assets are attributable to foreign currency exchange rates used to translate the financial statements of foreign subsidiaries and reflect the reclassification of our Metalrax tradename from indefinite to definite lived.
The aggregate intangible asset amortization expense was approximately $1.1 million and $1.0 million for the three months ended June 30, 2014 and 2013, respectively and approximately $2.2 million and $2.0 million for the six months ended June 30, 2014 and 2013.
The changes in the carrying amounts of goodwill for the six months ended June 30, 2014, are as follows (in thousands):

	Consumer	Foodservice	International	Total
Balance - December 31, 2013	$3,110	$4,796	$653	$8,559
Additional acquisitions recorded	—	—	—	—
Goodwill impairment	—	—	(107)	(107)
Balance - June 30, 2014	$3,110	$4,796	$546	$8,452

Goodwill and Intangible Assets
Our goodwill and intangible assets as of December 31 were comprised of the following (in thousands):

	December 31, 2013
	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$8,559
Other intangible assets:
Oneida/Viners/Metalrax trademark/tradenames	Indefinite	$21,948	$—	$21,948
Other trademarks/tradenames	9.2 years	1,856	(422)	1,434
Tradename licenses	7.5 years	21,985	(6,695)	15,290
Customer relationships	13.1 years	12,229	(2,059)	10,170
Technology	14 years	126	(55)	71
		$58,144	$(9,231)	$48,913

	December 31, 2012
	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$8,559
Other intangible assets:
Oneida and Viners trademark/tradenames	Indefinite	$21,595	$—	$21,595
Other trademarks/tradenames	10 years	1,662	(194)	1,468
Tradename licenses	7.5 years	21,985	(3,736)	18,249
Customer relationships	13 years	12,229	(1,121)	11,108
Technology	14 years	126	(46)	80
		$57,597	$(5,097)	$52,500

The changes in trademarks with indefinite lives are attributable to foreign currency exchange rates used to translate the financial statements of foreign subsidiaries and approximately $0.3 million relating to our Metalrax acquisition. The changes in the gross carrying value of our other trademark / tradenames are attributable to our Bon Chef patent of $0.2 million and foreign currency exchange rates used to translate the financial statements of foreign subsidiaries.
The aggregate intangible asset amortization expense was approximately $4.1 million and $4.3 million for the fiscal years ended December 31, 2013 and 2012, respectively.
The estimated intangible asset amortization expense for the five succeeding fiscal years ending after December 31, 2013, is as follows (in thousands):

2014	$4,200
2015	3,756
2016	3,756
2017	3,756
2018	3,756
Thereafter	7,741
Total	$26,965
The changes in the carrying amounts of goodwill for the years ended December 31 are as follows (in thousands):

	Consumer	Foodservice	International	Total
Balance - 2012	$3,110	$4,796	$653	$8,559
Additional acquisitions recorded	—	—	—	—
Currency translation adjustment	—	—	—	—
Balance - 2013	$3,110	$4,796	$653	$8,559